Segment Information (Tables)	12 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Multiple Revenue Streams

The Company are mainly engaged in the business of providing IT related service to customers. Since the nature, the business processes and the marketing channel of the services are substantially similar, the Company are considered as operating in a single reportable segment with revenues derived from multiple revenue streams.

	(Successor)			(Predecessor)
	For the year ended September 30, 2024		From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$
System development	5,903,175	759,808	5,969,112	—	3,602,067
NFT	2,600,000	334,650	1,585,000	—	—
Web and mobile application development	800,000	102,969	—	—	391,000
AI-OCR development	807,880	103,984	80,970	—	68,141
Technological support and maintenance service and other services	2,243,517	288,767	1,054,667	—	360,000
	12,354,572	1,590,178	8,689,749	—	4,421,208